Borrowings - Summary of Loans (Detail) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 29,656,133	$ 30,857,308
Total borrowings	37,404,964	30,857,308
Current borrowings - unsecured	7,748,831
Not Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	7,748,831
Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	29,656,133	30,857,308
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	11,855,579	11,335,661	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 25,549,385	$ 19,521,647